COMPREHENSIVE INCOME STATEMENTS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net unrealized gains (losses) on derivatives, tax effects	$ 20	$ (4)	$ (14)
Net unrealized gains (losses) on investments, tax effects	(197)	936	195
Translation adjustments and other, tax effects	$ 16	$ 12	$ (8)